Total
Cutler Equity Fund
RISK/RETURN SUMMARY CUTLER EQUITY FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek current income and long-term capital appreciation.
FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay if you buy, hold and sell shares of the Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Cutler Equity Fund Cutler Equity Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cutler Equity Fund Cutler Equity Fund
Management Fees	0.75%
Service Fees	0.05%	[1]
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers and Expense Reimbursements	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And Expense Reimbursements	0.99%	[2]
[1]	Effective February 18, 2021, the Fund adopted a Shareholder Service Plan that permits it to pay up to 0.15% of its average daily net assets each year in shareholder service fees. The Board of Trustees (the “Board”) of The Cutler Trust (the “Trust”) has authorized the Fund to spend not more than 0.05% of the Fund’s average daily net assets under the Shareholder Service Plan without further approval from the Board. For the fiscal year ended June 30, 2021, the Fund paid an amount equal to 0.02% of the Fund’s average daily net assets in shareholder service fees.
[2]	Effective as of the date of this Prospectus, the Fund’s investment adviser, Cutler Investment Counsel, LLC (the “Adviser”), has contractually agreed, until October 31, 2022, to reduce its management fees and to pay the Fund’s ordinary operating expenses to the extent necessary to limit Annual Fund Operating Expenses to an amount not exceeding 0.99% of the Fund’s average daily net assets. Any management fees reduced and ordinary operating expenses paid by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were reduced or paid, provided that the repayments do not cause Annual Fund Operating Expenses to exceed the foregoing expense limitation. Annual Fund Operating Expenses exclude brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses. Prior to October 31, 2022, the expense limitation agreement may be modified or terminated only with approval by the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds.
It assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Equity Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Cutler Equity Fund | Cutler Equity Fund | USD ($)	101	328	574	1,277

Portfolio Turnover

The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Equity Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Equity Fund’s performance. During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE EQUITY FUND

In seeking to meet its investment objective, under normal conditions, at least 80% of the Equity Fund’s assets will be invested in a diversified portfolio of common stocks according to the investment style of the Fund’s Adviser. For purposes of this policy, “assets” shall mean net assets plus the amount of any borrowings for investment purposes (although the Equity Fund is not currently authorized by the Board of Trustees to do so). The Adviser invests primarily in companies domiciled in the United States and chooses investments in common stocks based on its judgment of fundamental value, which emphasizes stocks that the Adviser judges to have favorable dividend yields and growth prospects relative to comparable companies. Factors deemed particularly relevant in determining fundamental value include:

●	earnings

●	dividend and market price histories

●	balance sheet characteristics

●	perceived management skills

Changes in economic and political outlooks, as well as corporate developments affecting individual companies, can influence specific security prices. The Equity Fund typically invests in stocks of companies that have a total market capitalization of at least $10 billion and, in the Adviser’s opinion, have institutional ownership that is sufficiently broad to provide adequate liquidity suitable to the Fund’s holdings.

The Adviser uses both “top-down” and “bottom-up” approaches, and investment selections are made using a fundamental approach. Top-down research involves the study of economic trends in the domestic and global economy, such as the fluctuation in interest or unemployment rates. These factors help to identify industries and sectors with the potential to outperform as a result of major economic developments. Bottom-up research involves detailed analysis of specific companies. Important factors include industry characteristics, profitability, growth dynamics, industry positioning, strength of management, valuation and expected return for the foreseeable future. Particular attention is paid to a company’s ability to pay or increase its current dividend.

The Adviser will sell securities for any one of three possible reasons:

●	When another company is found by the Adviser to have a higher current dividend yield or better potential for capital appreciation and dividend growth.

●	If the industry moves in an unforeseen direction that negatively impacts the positioning of a particular investment or if the company’s strategy, execution or industry positioning itself deteriorates. The Adviser develops specific views on how industries are likely to evolve and how individual companies will participate in industry growth and change.

●	If the Adviser believes that a company’s management is not acting in a forthright manner.

PRINCIPAL RISKS OF INVESTING IN THE EQUITY FUND

An investment in the Equity Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There is no assurance that the Equity Fund will achieve its investment objective. The Equity Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Equity Fund may be worth less than its original cost. The Equity Fund, by itself, does not provide a complete investment program. The Equity Fund is subject to the following principal risks:

Large-Cap Company Risk

The Equity Fund may invest in large-capitalization (“large-cap”) companies. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk

Because the Equity Fund is actively managed, it is subject to the risk that the investment strategies, techniques and risk analyses employed by the Adviser may not produce the desired results. Poor security selection could cause the Equity Fund’s return to be lower than anticipated. Current income may be significant or very little, depending upon the Adviser’s portfolio selections for the Equity Fund.

Mid-Cap Company Risk

The Equity Fund may invest in mid-capitalization (“mid-cap”) companies. Mid-cap companies often involve higher risks than large-cap companies because these companies may lack the financial resources, product diversification and competitive strengths of larger companies. In addition, the frequency and volume of the trading of securities of mid-cap companies are substantially less than are typical of larger companies. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations. Mid-cap companies also may not be widely followed by investors, which can lower the demand for their stock.

Stock Market Risk

All investments made by the Equity Fund have some risk. Among other things, the market value of any security in which the Equity Fund may invest is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of the issuer’s worth.

The Equity Fund may be an appropriate investment if you are seeking long-term growth in your investment and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The investment style utilized for the Equity Fund could fall out of favor with the market. In addition, performance of the Equity Fund can be affected by unexpected local, state, regional, national or global events (e.g., significant earnings shortfalls or gains, war, political events, acts of terrorism, the spread of infectious diseases or other public health issues, and natural and environmental disasters) that cause major price changes in individual securities or market sectors.

In summary, but not inclusive of all possible risks, you could lose money on your investment in the Equity Fund, or the Fund could underperform other investments, if any of the following occurs:

●	The stock market goes down;

●	The stock market undervalues the stocks in the Equity Fund’s portfolio; or

●	The Adviser’s judgment as to the value of the Equity Fund’s stocks proves to be mistaken.

For additional information regarding Market Risk, refer to “Market Risk” in the section titled “Investment Objective, Principal Investment Strategies and Principal Risks of the Fund” in the Fund’s prospectus.

COVID-19 Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and since then has spread globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 could be characterized as a pandemic. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Equity Fund by showing the changes in the Fund’s performance from year-to-year for the last ten calendar years, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. Prior to October 28, 2020, the Fund offered Class I Shares identified by TICKER: CALEX. On October 28, 2020, all existing Class I Shares of the Fund were converted into the current class of shares of the Fund identified by TICKER: DIVHX (previously named Class II Shares). After October 28, 2020 Class I Shares were no longer offered by the Fund. The bar chart and performance table show changes in the year-to-year performance of shares of the Equity Fund and include the historical performance of Class I Shares. The current share class of the Fund (TICKER: DIVHX) would have substantially similar returns to the Class I Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

The Equity Fund’s performance in the past is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-CUTLER4 (1-888-288-5374).

EQUITY FUND Year-by-year Annual Total Return as of 12/31 each year (%)

The Equity Fund’s 2021 year-to-date total return through June 30, 2021 is 16.07%.

During the periods shown in the bar chart, the highest quarterly return was 13.86% during the quarter ended June 30, 2020 and the lowest quarterly return was -19.42% during the quarter ended March 31, 2020.

Average Annual Total Returns For Periods Ended December 31, 2020

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Average Annual Total Returns - Cutler Equity Fund		1 Year	5 Years	10 Years
Cutler Equity Fund		9.58%	11.61%	10.91%
Cutler Equity Fund | After Taxes on Distributions		8.11%	10.53%	10.03%
Cutler Equity Fund | After Taxes on Distributions and Sales		6.64%	9.10%	8.87%
Standard & Poor’s 500 Index (S&P 500 Index) (reflects no deduction for fees, expenses or taxes)	[1]	18.40%	15.22%	13.88%
Standard & Poor’s 500 Value Index (S&P 500 Value Index) (reflects no deduction for fees, expenses or taxes)	[2]	1.36%	10.52%	10.74%
[1]	The S&P 500 Index is a market capitalization weighted index of 500 large U.S. companies chosen for market size, liquidity and industry group representation and includes reinvested dividends. The index is unmanaged and is widely used as a barometer of U.S. stock market performance. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.
[2]	The S&P 500 Value Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. Constituents are drawn from the S&P 500 Index. The index is unmanaged. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.